UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Growth Opportunities Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (99.0%)(a)
			Shares	Value

Aerospace and defense (4.9%)

General Dynamics Corp.			2,330	$253,784

Honeywell International, Inc.			6,304	584,759

United Technologies Corp.			5,170	604,063

				1,442,606
Airlines (1.4%)

Delta Air Lines, Inc.			6,750	233,888

Spirit Airlines, Inc.(NON)			2,903	172,438

				406,326
Auto components (0.9%)

Dana Holding Corp.			3,914	91,079

Hota Industrial Manufacturing Co., Ltd. (Taiwan)			18,000	31,495

TRW Automotive Holdings Corp.(NON)			1,673	136,550

				259,124
Automobiles (0.3%)

Tesla Motors, Inc.(NON)			351	73,166

				73,166
Banks (0.8%)

Ally Financial, Inc.			14	115,150

Bank of America Corp.			7,240	124,528

				239,678
Beverages (2.0%)

Brown-Forman Corp. Class B			1,002	89,869

Coca-Cola Enterprises, Inc.			2,755	131,579

Monster Beverage Corp.(NON)			1,850	128,483

PepsiCo, Inc.			2,256	188,376

Remy Cointreau SA (France)			670	53,766

				592,073
Biotechnology (6.2%)

Alkermes PLC(NON)			2,110	93,030

Biogen Idec, Inc.(NON)			525	160,582

Celgene Corp.(NON)			2,866	400,094

Cubist Pharmaceuticals, Inc.(NON)			3,060	223,839

Gilead Sciences, Inc.(NON)			9,836	696,979

InterMune, Inc.(NON)			2,163	72,396

Merrimack Pharmaceuticals, Inc.(NON)(S)			5,560	28,022

Neuralstem, Inc.(NON)(S)			13,244	55,492

Vertex Pharmaceuticals, Inc.(NON)			1,310	92,643

				1,823,077
Capital markets (1.6%)

Carlyle Group LP (The) (Partnership shares)			3,256	114,416

Charles Schwab Corp. (The)			12,740	348,184

				462,600
Chemicals (3.5%)

Axiall Corp.			1,672	75,106

Chemtura Corp.(NON)			6,410	162,109

Dow Chemical Co. (The)(S)			3,810	185,128

Monsanto Co.			3,504	398,650

Potash Corp. of Saskatchewan, Inc. (Canada)			3,340	120,975

Symrise AG (Germany)			1,806	90,216

				1,032,184
Commercial services and supplies (1.0%)

KAR Auction Services, Inc.			3,108	94,328

Tyco International, Ltd.			4,706	199,534

				293,862
Communications equipment (1.7%)

Juniper Networks, Inc.(NON)			3,300	85,008

Oplink Communications, Inc.(NON)			5,470	98,241

Qualcomm, Inc.			4,040	318,594

				501,843
Consumer finance (0.6%)

American Express Co.			2,030	182,761

				182,761
Diversified financial services (0.8%)

CBOE Holdings, Inc.			543	30,734

CME Group, Inc.			2,962	219,218

				249,952
Diversified telecommunication services (0.2%)

Verizon Communications, Inc.			1,293	61,508

				61,508
Electrical equipment (0.3%)

Eaton Corp PLC			1,170	87,890

				87,890
Electronic equipment, instruments, and components (0.8%)

Anixter International, Inc.			1,300	131,976

Hollysys Automation Technologies, Ltd. (China)(NON)(S)			5,096	109,768

				241,744
Energy equipment and services (2.2%)

Halliburton Co.			5,280	310,939

Schlumberger, Ltd.			3,504	341,640

				652,579
Food and staples retail (2.3%)

Costco Wholesale Corp.			2,090	233,411

CVS Caremark Corp.			4,740	354,836

Whole Foods Market, Inc.(S)			2,030	102,941

				691,188
Food products (1.0%)

Mead Johnson Nutrition Co.			2,940	244,432

S&W Seed Co.(NON)(S)			7,820	57,946

				302,378
Health-care equipment and supplies (3.0%)

Baxter International, Inc.			2,830	208,231

GenMark Diagnostics, Inc.(NON)			7,920	78,725

St. Jude Medical, Inc.			3,700	241,943

Tornier NV (Netherlands)(NON)			3,531	74,928

Zeltiq Aesthetics, Inc.(NON)			1,975	38,730

Zimmer Holdings, Inc.(S)			2,400	226,992

				869,549
Health-care providers and services (0.4%)

Catamaran Corp.(NON)			2,930	131,147

				131,147
Hotels, restaurants, and leisure (3.2%)

Bloomin' Brands, Inc.(NON)			4,503	108,522

Hilton Worldwide Holdings, Inc.(NON)(S)			9,465	210,502

Marriott International, Inc. Class A(S)			3,196	179,040

Starbucks Corp.			3,172	232,761

Wyndham Worldwide Corp.			3,040	222,619

				953,444
Household durables (1.6%)

Panasonic Corp. (Japan)			13,100	149,448

PulteGroup, Inc.			7,552	144,923

Whirlpool Corp.			1,155	172,626

				466,997
Independent power and renewable electricity producers (0.4%)

Calpine Corp.(NON)			5,990	125,251

				125,251
Industrial conglomerates (0.7%)

Siemens AG (Germany)			1,500	201,895

				201,895
Insurance (1.4%)

American International Group, Inc.			3,080	154,031

Hartford Financial Services Group, Inc. (The)			5,190	183,051

Prudential PLC (United Kingdom)			3,374	71,353

				408,435
Internet and catalog retail (4.3%)

Amazon.com, Inc.(NON)			1,279	430,409

Bigfoot GmbH (acquired 8/2/13, cost $21,982) (Private) (Brazil)(F)(RES)(NON)			1	14,823

Ctrip.com International, Ltd. ADR (China)(NON)			1,293	65,193

Groupon, Inc.(NON)			8,450	66,248

priceline.com, Inc.(NON)			554	660,307

Zalando AG (acquired 9/30/13, cost $44,840) (Private) (Germany)(F)(RES)(NON)			1	44,984

				1,281,964
Internet software and services (8.5%)

Baidu, Inc. ADR (China)(NON)			880	134,094

eBay, Inc.(NON)			5,010	276,752

Facebook, Inc. Class A(NON)			8,130	489,751

Google, Inc. Class A(NON)			1,357	1,512,392

Yahoo!, Inc.(NON)			2,350	84,365

				2,497,354
IT Services (3.4%)

Cognizant Technology Solutions Corp.(NON)			2,940	148,793

Visa, Inc. Class A			3,937	849,841

				998,634
Leisure products (0.3%)

Sega Sammy Holdings, Inc. (Japan)			3,600	80,467

				80,467
Life sciences tools and services (1.9%)

PerkinElmer, Inc.			2,880	129,773

Thermo Fisher Scientific, Inc.			3,031	364,447

WuXi pharmaTech Cayman, Inc. ADR (China)(NON)(S)			1,791	66,016

				560,236
Machinery (0.3%)

Ingersoll-Rand PLC			1,720	98,453

				98,453
Marine (0.4%)

Kirby Corp.(NON)			1,100	111,375

				111,375
Media (4.0%)

CBS Corp. Class B (non-voting shares)			4,620	285,516

Comcast Corp. Class A			7,260	363,145

DISH Network Corp. Class A(NON)			1,770	110,112

Liberty Global PLC Class A (United Kingdom)(NON)			3,449	143,478

Liberty Global PLC Class C (United Kingdom)(NON)			3,060	124,573

Madison Square Garden Co. (The) Class A(NON)			2,650	150,467

				1,177,291
Metals and mining (0.3%)

Constellium NV Class A (Netherlands)(NON)			2,774	81,417

				81,417
Multiline retail (0.6%)

Dollar General Corp.(NON)			3,226	178,978

				178,978
Oil, gas, and consumable fuels (3.5%)

Anadarko Petroleum Corp.			1,032	87,472

Cabot Oil & Gas Corp.			2,723	92,255

Cheniere Energy, Inc.(NON)			1,330	73,616

EOG Resources, Inc.			1,110	217,749

Gaztransport Et Technigaz SA (France)(NON)			1,415	91,601

Gulfport Energy Corp.(NON)			1,803	128,338

Kodiak Oil & Gas Corp.(NON)			14,200	172,388

QEP Resources, Inc.			5,850	172,224

				1,035,643
Paper and forest products (0.5%)

International Paper Co.			2,960	135,805

				135,805
Personal products (0.4%)

Coty, Inc. Class A			8,322	124,664

				124,664
Pharmaceuticals (4.8%)

AbbVie, Inc.			3,000	154,200

Actavis PLC(NON)			1,990	409,642

Allergan, Inc.			2,130	264,333

Astellas Pharma, Inc. (Japan)			10,000	118,465

AstraZeneca PLC ADR (United Kingdom)			2,670	173,230

Bristol-Myers Squibb Co.			2,830	147,019

Eli Lilly & Co.			2,323	136,732

				1,403,621
Professional services (0.5%)

Nielsen Holdings NV			2,979	132,953

				132,953
Real estate investment trusts (REITs) (0.9%)

Altisource Residential Corp. (Virgin Islands)(R)			2,150	67,854

American Tower Corp.(R)			2,392	195,833

				263,687
Real estate management and development (0.4%)

RE/MAX Holdings, Inc. Class A(NON)			3,570	102,923

				102,923
Road and rail (2.0%)

Genesee & Wyoming, Inc. Class A(NON)			770	74,936

Union Pacific Corp.			2,680	502,929

				577,865
Semiconductors and semiconductor equipment (1.7%)

Applied Materials, Inc.			7,000	142,940

Freescale Semiconductor, Ltd.(NON)(S)			2,691	65,687

Micron Technology, Inc.(NON)			12,640	299,062

				507,689
Software (6.2%)

Electronic Arts, Inc.(NON)(S)			7,760	225,118

Mentor Graphics Corp.			6,310	138,946

Microsoft Corp.			9,920	406,621

Oracle Corp.			9,696	396,663

Red Hat, Inc.(NON)			4,280	226,754

ServiceNow, Inc.(NON)(S)			1,396	83,648

Splunk, Inc.(NON)			794	56,763

SS&C Technologies Holdings, Inc.(NON)			2,787	111,536

TiVo, Inc.(NON)			14,812	195,963

				1,842,012
Specialty retail (2.4%)

Bed Bath & Beyond, Inc.(NON)(S)			1,212	83,386

Gap, Inc. (The)			2,496	99,990

Home Depot, Inc. (The)			3,300	261,129

TJX Cos., Inc. (The)			4,400	266,860

				711,365
Technology hardware, storage, and peripherals (5.4%)

Apple, Inc.			2,183	1,171,703

NetApp, Inc.			1,730	63,837

SanDisk Corp.			1,641	133,233

Western Digital Corp.			2,560	235,059

				1,603,832
Textiles, apparel, and luxury goods (1.9%)

Michael Kors Holdings, Ltd.(NON)(S)			1,840	171,617

NIKE, Inc. Class B			3,568	263,532

Tumi Holdings, Inc.(NON)			5,506	124,601

				559,750
Tobacco (0.9%)

Philip Morris International, Inc.			3,360	275,083

				275,083
Wireless telecommunication services (0.3%)

Vodafone Group PLC ADR (United Kingdom)			2,683	98,761

				98,761

Total common stocks (cost $20,869,133)				$29,195,079

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	10,890	$6,991

Neuralstem, Inc. Ser. J(F)	1/3/19	3.64	5,587	3,073

Total warrants (cost $10,999)				$10,064

SHORT-TERM INVESTMENTS (7.1%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)			504,493	$504,493

Putnam Cash Collateral Pool, LLC 0.18%(d)			1,593,513	1,593,513

Total short-term investments (cost $2,098,006)				$2,098,006

TOTAL INVESTMENTS

Total investments (cost $22,978,138)(b)				$31,303,149

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $764,853) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	5/21/14	$483,631	$488,434	$4,803
UBS AG
	Euro	Sell	6/18/14	276,187	276,419	232

Total						$5,035

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	2,305	$—	9/15/14	(3 month USD-LIBOR-BBA plus 0.36%)	A basket (DBCTP12P) of common stocks	$7,327

Total		$—	$7,327

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $29,499,826.
(b)	The aggregate identified cost on a tax basis is $23,055,517, resulting in gross unrealized appreciation and depreciation of $8,578,742 and $331,110, respectively, or net unrealized appreciation of $8,247,632.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $59,807, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$758,270	$1,695,707	$1,949,484	$75	$504,493
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $1,593,513, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,579,457.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$5,421,329	$261,410	$59,807
Consumer staples	1,985,386	—	—
Energy	1,688,222	—	—
Financials	1,794,886	115,150	—
Health care	4,669,165	118,465	—
Industrials	3,353,225	—	—
Information technology	8,193,108	—	—
Materials	1,249,406	—	—
Telecommunication services	160,269	—	—
Utilities	125,251	—	—
Total common stocks	28,640,247	495,025	59,807
Warrants	6,991	3,073	—
Short-term investments	504,493	1,593,513	—

Totals by level	$29,151,731	$2,091,611	$59,807

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$5,035	$—
Total return swap contracts	—	7,327	—

Totals by level	$—	$12,362	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$5,035	$—
Equity contracts	17,391	—

Total	$22,426	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$710,000
OTC total return swap contracts (notional)		$390,000
Warrants (number of warrants)		16,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Barclays Bank PLC	Deutsche Bank AG	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	—	7,327	—	7,327
	Forward currency contracts#	4,803	—	232	5,035

	Total Assets	$4,803	$7,327	$232	$12,362
	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—
	Forward currency contracts#	—	—	—	—

	Total Liabilities	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$4,803	$7,327	$232	$12,362
	Total collateral received (pledged)##†	$—	$—	$—	$—
	Net amount	$4,803	$7,327	$232	$12,362

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014